Stock-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards Granted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	3.25%	0.30%
Risk-free interest rate		0.11%
Expected dividend yield	0.00%	0.00%
Expected volatility	75.00%	88.60%
Expected term	5 years 6 months	11 months 15 days